Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Current assets
Accounts Receivable	$ 2,246	$ 1,643	$ 1,216
Cash and cash equivalents	73,891	31,543	10,806
Unbilled Receivable	3,885	1,425	386
Related Party Receivables and Loan Receivables	3,521	3,599	1,711
Account and Loan Receivables	9,652	6,667	3,313
Inventory	2,672	2,180	1,964
Deferred Costs	2,416	2,068	1,081
Prepaid Warranty	814	1,037	806
Prepaid Expenses and Other Current Assets	4,254	2,172	1,555
Investments		0	1,401
Total Current Assets	93,699	45,667	20,926
Non-Current Assets
Deferred Costs	1,320	2,056	2,063
Property and Equipment, Net	5,596	2,792	3,184
Prepaid Warranty	897	878	1,519
Deposits and Other Assets	490	298	398
Total Assets	102,002	51,691	28,090
Current liabilities:
Accounts Payable	4,380	1,922	1,618
Accrued Expenses	6,196	2,591	1,844
Deferred Revenue	12,929	12,481	7,879
Deferred Rent	154	134	161
Short-Term PPP Loan		3,487	0
Income Tax Payable	135	88	10
Other current liabilities	689	689	0
Total current liabilities	24,483	21,392	11,512
Long-Term Liabilities
Deferred Rent	808	928	1,059
Deferred Revenue	17,181	21,563	12,433
Warrants	43
Long-Term PPP Loan	0	2,093	0
Other long-term liabilities payable	689	689	0
Total Long-Term Liabilities		25,273	13,492
Total Liabilities	43,204	46,665	25,004
Commitments and contingencies (Note 7)
Stockholders' Equity
Preferred stock, value	0	0
Common stock, value	9	7
Additional paid-in capital	459,349	180,853	123,251
Accumulated deficit	(400,828)	(175,039)	(119,666)
Accumulated other comprehensive (loss) income	268	40	394
Subscription Notes Receivable		(835)	(900)
Total Stockholders' Equity	58,798	5,026	3,086
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 102,002	51,691	28,090
Previously Reported
Stockholders' Equity
Total Stockholders' Equity		5,026	(118,125)
Class A Common Stock
Stockholders' Equity
Common stock, value		$ 7	$ 6